BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
SUPPLEMENT DATED MAY 1, 2020
TO
PROSPECTUSES DATED MAY 1, 2000 AND NOVEMBER 9, 2006
(Cova Series A)
This Supplement revises information contained in the prospectuses dated May 1, 2000 (as supplemented) and November 9, 2006 (as supplemented) for the Cova Series A Variable Annuity contracts issued by Brighthouse Life Insurance Company (“BLIC,” “we,” “us,” or “our”). This Supplement should be read and kept together with your contract prospectus for future reference.
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the investment portfolios available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from BLIC. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from BLIC electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform BLIC that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all investment portfolios available under your contract.
The corresponding sections of the prospectus are modified as follows:
FEE TABLES AND EXAMPLES
Separate Account Annual Expenses
(as a percentage of average account value)
Mortality and Expense Risk Charge*	0.85%
Total Separate Account Annual Expenses	0.85%
*	We are waiving an amount of the Mortality and Expense Risk Charge equal to the investment portfolio expenses that are in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A) and in excess of 0.87% for account value allocated to the Invesco Global Equity Portfolio (Class B).
The next table shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. Certain investment portfolios may impose a redemption fee in the future. More detail concerning each investment portfolio’s fees and expenses is contained in the prospectuses for the investment portfolios and in the following tables.
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses

	Minimum	Maximum
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	0.99%
Investment Portfolio Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.11%	0.84%
MFS ® Research International Portfolio — Class B	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
Morgan Stanley Discovery Portfolio — Class A	0.64%	—	0.04%	—	0.68%	0.02%	0.66%
PIMCO Total Return Portfolio — Class A	0.48%	—	0.38%	—	0.86%	0.03%	0.83%
T. Rowe Price Large Cap Value Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.05%	0.54%
Victory Sycamore Mid Cap Value Portfolio — Class A	0.65%	—	0.04%	—	0.69%	0.09%	0.60%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.02%	0.37%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class E	0.70%	0.15%	0.02%	—	0.87%	0.12%	0.75%
Jennison Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MFS ® Total Return Portfolio — Class B	0.57%	0.25%	0.06%	—	0.88%	—	0.88%
MFS ® Value Portfolio — Class B	0.61%	0.25%	0.02%	—	0.88%	0.06%	0.82%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Small Cap Growth Portfolio — Class A	0.47%	—	0.03%	—	0.50%	—	0.50%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Putnam Variable Trust — Class IB
Putnam VT Equity Income Fund	0.47%	0.25%	0.10%	—	0.82%	—	0.82%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.

INVESTMENT OPTIONS
The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa, 50306-0366, (800) 343-8496. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov/.
We do not provide any investment advice and do not recommend or endorse any particular investment portfolio. You bear the risk of any decline in the value of your contract resulting from the performance of the investment portfolios you have chosen.
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B (formerly Oppenheimer Global Equity Portfolio)
MFS® Research International Portfolio — Class B
Morgan Stanley Discovery Portfolio — Class A
PIMCO Total Return Portfolio — Class A
T. Rowe Price Large Cap Value Portfolio — Class A
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
BlackRock Bond Income Portfolio — Class B
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class E
Jennison Growth Portfolio — Class B
MFS® Total Return Portfolio — Class B
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Small Cap Growth Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Putnam Variable Trust — Class IB
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:
Putnam VT Equity Income Fund
Transfers
The following paragraph under Restrictions on Frequent Transfers has been modified.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the “Monitored Portfolios” that exceeds our current transfer limits, we will require future transfer requests to or from any investment portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.
Invesco Global Equity Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio
FEDERAL INCOME TAX STATUS
Special Distribution Rules during 2020: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take required minimum distributions (“RMDs”) from your Qualified Annuity Contract for 2020. Additionally, any RMDs already taken in 2020 may be eligible for rollover and not be subject to the 20% mandatory withholding. For after-death RMDs, the five-year rule is applied without regard to calendar year 2020. For instance, if you had died in 2018, the five-year period would end in 2024 instead of 2023. The RMD rules are complex, so please consult with your tax adviser before waiving your 2020 RMD payment.
The legislation also contains provisions that would allow eligible individuals to receive certain 2020 distributions from IRAs and qualified plans free of the 10% additional tax on early distributions, or in the case of some qualified plans, free of plan restrictions on early distributions and the 20% withholding tax. You should consult with your tax adviser to see if you may be eligible for these and other benefits (such as loan relief, if applicable) provided by the legislation.
Distribution Rules for 2020 and Beyond. The following describes other recent changes in federal tax law affecting distributions from Qualified Annuity Contracts. This information should be read in conjunction with the discussion of such distributions set forth primarily in the “Federal Income Tax Status” section of the prospectus, and to a lesser extent in other sections of the prospectus.
(1)	Effective January 1, 2020, the age at which RMDs generally must begin for IRAs and qualified retirement plans is extended from age 70 1⁄2 to age 72. This change only applies if you attained age 70 1⁄2 on or after January 1, 2020. Other requirements relating to RMD payments remain the same.
(2)	Effective January 1, 2020, when an IRA owner or defined contribution plan participant dies, any remaining interest must generally be distributed within
10 years after the IRA owner/participant’s death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over the beneficiary’s life or over a period not exceeding the beneficiary’s life expectancy. An eligible designated beneficiary includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and individuals who are not more than 10 years younger than the IRA owner/participant.
The change described in (2) above can significantly affect a beneficiary’s ability to “stretch” distributions from a Qualified Annuity Contract over his or her life or life expectancy. It may also shorten the time period over which the remaining balance of the contract must be taken if the IRA owner/participant had been receiving payments at the time of death, either in the form of annuity payments or through withdrawals of the RMD amount each year. As a result of this change, we are not currently issuing inherited IRA Contracts to beneficiaries other than surviving spouses and individuals who are not more than 10 years younger than the deceased IRA owner/participant. We may modify this in the future, so please consult your financial representative. Any annuity payment or withdrawal option made available under the contract must comply with applicable federal income tax rules.
You should consult with your tax adviser if you think you may be affected by these changes.
OTHER INFORMATION
Brighthouse Life Insurance Company
The following paragraph is added to this subsection:
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
Distributor
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Financial Statements
The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.
Discontinued Investment Portfolios. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco V.I.”): Invesco V.I. International Growth Fund (Series I) (closed May 1, 2002); Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (Class I) (closed May 1, 2003); Brighthouse Funds Trust II (formerly Metropolitan Series Fund): T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed May 1, 2003); Brighthouse Funds Trust I (formerly Met Investors Series Trust): MFS® Research International Portfolio (Class A) (closed May 1, 2003); Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B) (closed December 19, 2003); Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class A) (closed May 1, 2004); Brighthouse Funds Trust II: BlackRock Capital

Appreciation Portfolio (Class A) (added and closed effective May 4, 2009); Brighthouse Funds Trust I: Invesco Global Equity Portfolio (formerly Oppenheimer Global Equity Portfolio) (Class A) (added and closed May 2, 2011); Loomis Sayles Growth Portfolio (formerly ClearBridge Aggressive Growth Portfolio) (Class B) (added and closed May 2, 2011); and Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class A) (closed May 1, 2016).
Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of the Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS® Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.
Effective as of May 1, 2004, the following investment portfolios were replaced: (a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 1) (closed May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class A) (closed May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 1) (closed May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 1) (closed May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Premier Equity Fund (Series I) (closed May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A).
Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital
Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.
Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.
Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.
Effective as of April 30, 2007, the Invesco V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust.
Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid-Cap Portfolio (Class A); and the Lord Abbett America’s Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid Cap Value Portfolio (Class B) (approximately 65%).
Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.
Effective as of May 3, 2010, the assets in the Class B shares of the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Mid Cap Value Portfolio of the Met Investors Series Trust, which had been closed to new investment, were transferred to the Class A Shares of those investment portfolios.
Effective as of May 3, 2010, Putnam VT Growth and Income Fund (Class 1B) (closed effective May 1, 2006) of the Putnam Variable Trust was replaced by the Lord Abbett

Growth and Income Portfolio (Class A) of the Met Investors Series Trust.
Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 1) (closed effective May 1, 2002) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class A) of the Met Investors Series Trust.
Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.
Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.
Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.
Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund merged into the Met/Templeton Growth Portfolio of the Met Investors Series Trust. Also effective April 29, 2013, the Met/Templeton Growth Portfolio changed its name to the Oppenheimer Global Equity Portfolio.
Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016) of the Metropolitan Series Fund.
Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

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APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES
Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B (formerly Oppenheimer Global Equity Portfolio)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
MFS ® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Total Return Portfolio — Class A	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class A	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class A	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class E	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MFS ® Total Return Portfolio — Class B	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Small Cap Growth Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Putnam Variable Trust — Class IB
Putnam VT Equity Income Fund	Seeks capital growth and current income.	Putnam Investment Management, LLC
B-1